Commitments, Contingencies and Off-Balance Sheet Arrangements - Outstanding Letters of Credit and Funding Commitments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Maximum Exposure	$ 32.4
Liability Recorded	8.5
Funding Commitments To Construct Refined Coal Plants Into Permanent Operations Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	None
Compensation to Us	None
Maximum Exposure	4.3
Funding Commitment To Two Funds Expire In 2019 And 2023 Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	None
Compensation to Us	None
Maximum Exposure	2.9
Credit Support Under Letters Of Credit For Deductibles Due By Us On Our Own Insurance Coverages Expires After Two Thousand Seventeen Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	None
Compensation to Us	None
Maximum Exposure	10.2
Liability Recorded	8.5
Financial Guarantee Of Mortgage Loan To UK Based Employee Expires When Mortgage Balance Reduced Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	[1]
Compensation to Us	None
Maximum Exposure	9.3
Credit Enhancement Under Letters Of Credit For Our Bermuda Captive Insurance Operation To Meet Minimum Statutory Capital Requirements Expires After Two Thousand Seventeen Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	None
Compensation to Us	Reimbursement of LOC fees
Maximum Exposure	3.7
Credit Support Under Letters Of Credit For Clients Claim Funds Held By Our Bermuda Captive Insurance Operation In Fiduciary Capacity Expires After 2017 Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	None
Compensation to Us	Reimbursement of LOC fees
Maximum Exposure	$ 2.0

[1]	The guarantee has no collateral. The mortgage loan has a lien on real property with an appraised value of approximately $11.0 million.